Stockholders' Equity - Preferred Stock Issuances - Additional Information (Details) - USD ($)	Mar. 29, 2019	Mar. 29, 2019	Nov. 06, 2018	Jun. 30, 2019	Dec. 31, 2018	Nov. 05, 2018	Dec. 31, 2017
Stockholders Equity Note [Line Items]
Preferred stock, par value (in dollars per share)				$ 0.01	$ 0.01		$ 0.01
Preferred stock, aggregate stated value				$ 0	$ 0		$ 0
Series D Preferred Shares [Member]
Stockholders Equity Note [Line Items]
Preferred stock, par value (in dollars per share)						$ 0.01
Preferred stock, aggregate stated value	$ 1,160,000	$ 1,160,000
Proceeds from exchange of senior secured promissory note	400,000
Issuance of senior secured promissory note in exchange of preferred stock	1,560,000	1,560,000
Series D Preferred Shares [Member] | Securities Purchase Agreement [Member]
Stockholders Equity Note [Line Items]
Preferred stock, shares issued			101
Series D Preferred Shares [Member] | Common Stock [Member]
Stockholders Equity Note [Line Items]
Conversion of common shares			1,655,738
Series D Preferred Shares [Member] | Subsequent Event [Member]
Stockholders Equity Note [Line Items]
Preferred stock, aggregate stated value	1,160,000	1,160,000
Proceeds from exchange of senior secured promissory note		400,000
Issuance of senior secured promissory note in exchange of preferred stock	1,560,000	1,560,000
Preferred stock, value outstanding	$ 0	$ 0